UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/06

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            07/04/06


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$551835
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      126  4506.00 SH       SOLE                  4506.00
Adobe Systems Inc              COM              00724F101      486 16000.00 SH       SOLE                 16000.00
Affiliated Computer Services   COM              008190100     8045 155888.00SH       SOLE                155863.00
Aflac Inc                      COM              001055102    16478 355511.00SH       SOLE                355511.00
Alberto-Culver                 COM              013068101      445  9125.00 SH       SOLE                  9125.00
Altria Group Inc               COM              02209S103      116  1575.00 SH       SOLE                  1575.00
American Electric Power        COM              025537101       74  2150.00 SH       SOLE                  2150.00
American Int'l Group           COM              026874107    13779 233347.00SH       SOLE                233322.00
Amphenol Corporation           COM              032095101    10777 192587.00SH       SOLE                192562.00
Anadarko Petroleum Corp        COM              032511107    11689 245110.00SH       SOLE                245085.00
Apache Corp                    COM              037411105    12596 184550.00SH       SOLE                184525.00
Automatic Data Proc            COM              053015103    15012 331021.00SH       SOLE                330959.00
Avery Dennison                 COM              053611109      216  3726.00 SH       SOLE                  3726.00
BP Amoco Plc Sponsored Adr     COM              055622104      205  2939.00 SH       SOLE                  2939.00
Bank of America Corp           COM              060505104    16279 338435.00SH       SOLE                338385.00
Bellsouth                      COM              079860102      259  7168.00 SH       SOLE                  7168.00
Berkshire Hills Bancorp        COM              084680107       13   375.00 SH       SOLE                   375.00
Biomet Inc                     COM              090613100    12613 403107.00SH       SOLE                403057.00
Boeing Co                      COM              097023105      213  2600.00 SH       SOLE                  2600.00
Bristol Myers Squibb           COM              110122108      361 13951.00 SH       SOLE                 13951.00
Canadian National Railway      COM              136375102      981 22425.00 SH       SOLE                 22425.00
Carnival Corp                  COM              143658300     2240 53675.00 SH       SOLE                 53625.00
Chevron Corp                   COM              166764100       73  1179.00 SH       SOLE                  1179.00
Chittenden Corp                COM              170228100      640 24743.00 SH       SOLE                 24743.00
Cintas Corp                    COM              172908105    16293 409775.00SH       SOLE                409712.00
Cisco                          COM              17275R102    16787 859543.00SH       SOLE                859418.00
Citigroup Inc                  COM              172967101    17403 360686.00SH       SOLE                360636.00
Coca Cola Co                   COM              191216100    19342 449615.00SH       SOLE                449615.00
Dentsply Intl                  COM              249030107    17636 291028.00SH       SOLE                290978.00
Dominion Resources Inc         COM              25746U109     1122 15000.00 SH       SOLE                 15000.00
Duke Energy Corp               COM              26441C105    21717 739443.00SH       SOLE                739331.00
EMC Corp                       COM              268648102    11696 1066150.00SH      SOLE               1066050.00
Ebay Inc                       COM              278642103      305 10400.00 SH       SOLE                 10400.00
Ecolab                         COM              278865100      215  5300.00 SH       SOLE                  5300.00
Equity Office Pptys            COM              294741103       78  2125.00 SH       SOLE                  2125.00
ExxonMobil Corp                COM              30231G102    19774 322307.00SH       SOLE                322282.00
First Horizon Natl Corp        COM              320517105      114  2825.00 SH       SOLE                  2825.00
Fortune Brands Inc             COM              349631101     6755 95125.00 SH       SOLE                 95100.00
Gannett Inc                    COM              364730101      375  6700.00 SH       SOLE                  6700.00
General Electric               COM              369604103    24363 739165.00SH       SOLE                739090.00
Genesco Inc                    COM              371532102     1765 52125.00 SH       SOLE                 52125.00
Glaxosmithkline Adr            COM              37733W105     2049 36725.00 SH       SOLE                 36725.00
Google Inc-CL A                COM              38259P508      503  1200.00 SH       SOLE                  1200.00
ICICI Bank                     COM              45104G104      497 21000.00 SH       SOLE                 21000.00
IShares Biotech                COM              464287556    13207 181662.00SH       SOLE                181662.00
Intel Corp                     COM              458140100    20609 1084680.00SH      SOLE               1084530.00
JDS Uniphase Corp              COM              46612J101      405 160000.00SH       SOLE                160000.00
Johnson & Johnson              COM              478160104    20150 336275.00SH       SOLE                336250.00
Kinder Morgan Energy           COM              494550106       69  1500.00 SH       SOLE                  1500.00
Lowes                          COM              548661107    10362 170787.00SH       SOLE                170762.00
Manulife Financial Corp        COM              56501R106      324 10188.00 SH       SOLE                 10188.00
McCormick Co                   COM              579780206      650 19382.00 SH       SOLE                 19382.00
Medtronic Inc                  COM              585055106    17989 383405.00SH       SOLE                383355.00
Microsoft Corp                 COM              594918104    14246 611436.00SH       SOLE                611361.00
Minnesota Mng & Mfg            COM              88579Y101     1931 23906.00 SH       SOLE                 23906.00
Monaco Coach Co                COM              60886R103      483 38000.00 SH       SOLE                 38000.00
Moody's Corp                   COM              615369105     9815 180225.00SH       SOLE                180225.00
National Healthcare            COM              636328106        9 30000.00 SH       SOLE                 30000.00
New Plan Excel Rlty Tr         COM              648053106       67  2700.00 SH       SOLE                  2700.00
Nokia Corp Sponsored ADR       COM              654902204     8860 437325.00SH       SOLE                437225.00
Oracle Corp                    COM              68389X105    13245 914050.00SH       SOLE                913950.00
Pfizer Inc                     COM              717081103      273 11619.00 SH       SOLE                 11619.00
Procter & Gamble               COM              742718109    17979 323369.00SH       SOLE                323319.00
Progress Energy Inc            COM              743263105       68  1575.00 SH       SOLE                  1575.00
Progressive Corporation        COM              743315103      100  3900.00 SH       SOLE                  3900.00
Qualcomm Inc                   COM              747525103      456 11375.00 SH       SOLE                 11375.00
Republic Services, Inc.        COM              760759100       86  2125.00 SH       SOLE                  2125.00
SVB Financial Group            COM              78486Q101     8246 181387.00SH       SOLE                181387.00
Southern Co                    COM              842587107      127  3950.00 SH       SOLE                  3950.00
Spdr Tr Unit Ser 1             COM              78462F103     1692 13298.00 SH       SOLE                 13298.00
Staples Inc                    COM              855030102      436 17900.00 SH       SOLE                 17900.00
Suncor Energy                  COM              867229106      502  6200.00 SH       SOLE                  6200.00
Sysco Corp                     COM              871829107    12513 409455.00SH       SOLE                409405.00
TXU Corp                       COM              873168108      112  1875.00 SH       SOLE                  1875.00
Target Corp                    COM              87612E106      403  8250.00 SH       SOLE                  8250.00
Time Warner Inc                COM              887317105     7321 423175.00SH       SOLE                423050.00
United Financial Bancorp       COM              91030R103       99  7475.00 SH       SOLE                  7475.00
United Healthgroup Inc         COM              91324P102    17240 384994.00SH       SOLE                384969.00
United Parcel Svc Cl B         COM              911312106     9091 110425.00SH       SOLE                110425.00
United Technologies            COM              913017109     1183 18646.00 SH       SOLE                 18646.00
Verizon Communications         COM              92343V104      107  3196.00 SH       SOLE                  3196.00
WW Wrigley                     COM              982526105     6149 135569.00SH       SOLE                135569.00
Wal-Mart Stores Inc            COM              931142103    11118 230800.00SH       SOLE                230800.00
Walt Disney                    COM              254687106    21426 714190.00SH       SOLE                714077.00
Washington Mutual Inc          COM              939322103       89  1950.00 SH       SOLE                  1950.00
Xcel Energy Inc                COM              98389B100       98  5100.00 SH       SOLE                  5100.00